FOUNDER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
PACIFIC CENTURY TRUST
a division of
BANK OF HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Executive Vice President
Sherri Foster, Senior Vice President
William C. Wallace, Senior Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

   Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

SEPTEMBER 30, 1998


HAWAIIAN
TAX-FREE
TRUST

A TAX-FREE INCOME INVESTMENT


[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of Aquila Group of Funds: eagle's head]


ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

SERVING HAWAII INVESTORS FOR OVER A DECADE

HAWAIIAN TAX-FREE TRUST
SEMI-ANNUAL REPORT

"ATTRACTIVE TAX-FREE RETURNS PLUS HIGH STABILITY"


                                                       November 16, 1998

Dear Investor:

            In our last report letter to you, we discussed the impact of the serious economic and currency problems of various countries in the Far East. We observed that these problems have resulted in a "FLIGHT TO QUALITY."

            Specifically, we pointed out that, on a comparative basis, the economy of the United States has continued to be strong. As a result, the U.S. dollar as a currency, as well as U.S. securities markets, have stood out in the world as a "BEACON OF QUALITY." Hawaiian Tax-Free Trust enjoys this high quality ranking.

            Therefore, in this letter to you, we wish to focus upon the level of TAX-FREE* return provided to you by Hawaiian Tax-Free Trust in the current marketplace.

ATTRACTIVE TAX-FREE RETURNS

            The current level of TAX-FREE return produced by Hawaiian Tax-Free Trust is EXCEPTIONALLY ATTRACTIVE compared with taxable returns in today's marketplace.

            The rate of inflation in the United States has continued to be relatively low throughout the recent expansion of the economy. This has caused the level of interest rates to decline over recent years as well as over the last few months.

            This decline in interest rates has provided the opportunity for various municipalities to finance new projects and also to refinance existing projects at lower interest costs to them. Municipalities act much like you and I would when refinancing home mortgages to take advantage of attractive rates. Basically, they are acting to save money.

            While interest rates generated by TAX-FREE municipal bonds have declined over the years, they have not declined as much as rates on a taxable investment. As a result, TAX-FREE municipal securities have become EXCEPTIONALLY ATTRACTIVE - on a comparative basis - with other types of fixed-income securities.

            Indeed, while the benchmark 30-year maturity U.S. Treasury bond is currently yielding approximately 5.22%, its interest income is still subject to taxes. On the other hand, similar maturity municipal securities, of comparable quality, are yielding roughly 5.05% - and these are TAX-FREE.

            Thus, comparable TAX-FREE municipal bonds are yielding MORE THAN 95% of what high-quality TAXABLE bonds are paying. Consequently, with TAX-FREE municipal securities, investors are getting to keep more of the actual return paid. Most significantly, this level of return represents for investors one of the best for TAX-FREE securities in recent years.

            The advantage to you of owning a TAX-FREE investment such as Hawaiian Tax-Free Trust is vividly illustrated in the following chart. This chart compares the 4.70%** average level of distribution return for Class A Shares (as measured against the maximum public offering price) for the past twelve months with what you would have had to earn with a taxable investment.

[Graphic of Bar Chart with the following information:]

HAWAIIAN TAX-FREE TRUST'S DOUBLE TAX-FREE DISTRIBUTION
RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN
INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

Tax Bracket     Taxable Equivalent Rate     Double Tax-Free Distribution Rate
28%             7.25%                       4.70%
31%             7.67%                       4.70%
36%             8.29%                       4.70%
39.6%           8.81%                       4.70%

            As you will note, you would have to find taxable fixed-income securities that would yield you a level of return quite a bit higher than that achieved by your investment in Hawaiian Tax-Free Trust. Given the current economic environment, such higher levels of yield would not be possible to obtain, unless you took significant additional risk in the form of lesser quality securities.

            Consequently, the TAX-FREE return produced by Hawaiian Tax-Free Trust in today's marketplace is EXCEPTIONALLY ATTRACTIVE.

STABILITY OF YOUR INVESTMENT

            Additionally, Hawaiian Tax-Free Trust has always tried to achieve a high level of STABILITY for your share value. This is one of the prime objectives that shareholders in the Trust have indicated to us that they would like to have - in addition to a good level of TAX-FREE return.


[Graphic of bar chart with the following information:]

SHARE NET ASSET VALUE

              In Dollars
3/31/85           9.53
3/31/86          10.94
3/31/87          11.14
3/31/88          10.60
3/31/89          10.60
3/31/90          10.78
3/31/91          10.85
3/31/92          11.10
3/31/93          11.61
3/31/94          11.19
3/31/95          11.13
3/31/96          11.31
3/31/97          11.23
3/31/98          11.67
9/30/98          11.84

            As you will note from the above chart, the Class A share value of the Trust has achieved a high level of stability since the Trust began.

SLEEPING WELL AT NIGHT

            We have always been conscious of the fact that many of our shareholders are retirees or pre-retirees. Moreover, most shareholders have indicated to us that they want the comfort of obtaining a high degree of safety for their invested capital in the Trust.

            Indeed, in our management of Hawaiian Tax-Free Trust, we have always tried to ensure that you are able to "SLEEP WELL AT NIGHT" knowing that your investment dollars are being well looked after.

            Achieving an attractive level of tax-free return PLUS high stability for your investment in Hawaiian Tax-Free Trust requires use of various investment strategies.

            We again want to highlight these various investment strategies which the Trust uses to ensure that YOUR MONEY IS WELL PROTECTED.

            These strategies include emphasis on municipal securities having HIGH QUALITY credit ratings, BROAD DIVERSIFICATION with respect to both number and nature of securities, and an INTERMEDIATE MATURITY level with the various holdings in the Trust's portfolio.

            The accompanying three pie charts illustrate these points.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY QUALITY
(By Credit Rating)
AAA                           74.9%
AA                            15.8%
A                              4.3%
Below A and Not Rated          5.0%

[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY PROJECT
Airports                              2.8%
Harbor                                7.4%
Electric                              6.0%
Highway                               5.0%
Water & Sewer                         3.3%
Hospital                             12.9%
Housing                              14.2%
General Obligations                  14.6%
Improvement District                  1.5%
County General Obligations           25.7%
Education                             1.8%
Transportation                        2.0%
Other                                 2.8%

[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY
(In Years)
Under 1         0.2%
1 - 5          10.8%
5 - 10         16.4%
10 - 20        49.7%
20 - 30        18.2%
Over 30         4.7%

            At September 30, 1998, 90.7% of the Trust's overall portfolio was rated AAA or AA - the two HIGHEST quality credit ratings available for securities. Moreover, at this date 72% of the portfolio was insured by AAA rated specialized insurance companies.

            There are presently 215 individual issues in the Trust's portfolio, representing a broad diversification in number and variety of project categories throughout the State.

            The average overall maturity of the portfolio is in the intermediate range of 15.32 years. And, the duration is 6 years.

            Basically, all these factors are designed to give you "PEACE OF MIND" with your investment in Hawaiian Tax-Free Trust - providing attractive TAX-FREE return PLUS high STABILITY.

KEEPING YOU IN MIND

            We want you to know, that since the inception of Hawaiian Tax-Free Trust, we have always kept in mind the level of TAX-FREE return you receive from your investment in the Trust.

            We also keep in mind the HIGH DEGREE OF STABILITY that we want your investment to possess.

            We achieve this through paying attention to the various areas we have highlighted above.

            These are the PRIME FOCUSES that we continue to have for you with the Trust.

YOUR CONFIDENCE VALUED

            We value the opportunity to be of service to you. It is our intent to consistently work in your interest with your investment in Hawaiian Tax-Free Trust.

                                                Sincerely,
                                                /s/ Lacy B. Herrmann
                                                Lacy B. Herrmann
                                                President and Chairman
                                                   of the Board of Trustees


   * In certain circumstances, a small portion of the dividends paid by the Trust may be subject to income taxes, including the alternative minimum tax.

  ** The distribution rate shown represents that of Class A shares. Such data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Different classes of shares are offered by the Trust and their distribution rate and performance will vary because of differences in sales charges and fees paid by shareholders investing in different classes. The Trust's Class A Shares average annual total return as of September 30, 1998 for the past one-year period was 7.81%; for the past five-year period was 4.60%;
     for the past ten-year period was 6.79%; and since inception was 7.81%. These returns take into consideration the maximum sales charge of 4%.
     As of September 30, 1998, the Trust's Class A Shares 30-day SEC yield was 3.93% (its taxable equivalent rate is 6.06% in the 28% tax bracket, 6.33% in the 31% tax bracket, 6.82% in the 36% tax bracket, and 7.23% in the 39.6% tax bracket).

HAWAIIAN TAX-FREE TRUST
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998 (UNAUDITED)

                                                                       RATING
    FACE                                                               MOODY'S
   AMOUNT          HAWAII (97.2%)                                       S&P                  VALUE
                   Board of Regents, University of Hawaii             Aaa/AAA
                     University System Revenue Bonds,
                     Series G, AMBAC Insured,
  $2,910,000          5.650%, 10/01/12                                                 $    3,070,050
   4,290,000          5.700%, 10/01/17                                                      4,531,313
                   Board of Regents, University of Hawaii             Aaa/AAA
                     University System Revenue Bonds,
                     Series I, FGIC Insured,
   1,110,000          5.300%, 10/01/08                                                      1,187,700
   2,825,000          5.500%, 10/01/18                                                      3,005,094
                   Board of Water Supply City and County              Aaa/AAA
                     of Honolulu, Hawaii Water System
                     Revenue Bonds, Series 1996, MBIA Insured,
   1,090,000          5.400%, 07/01/09                                                      1,173,113
   1,750,000          5.800%, 07/01/16                                                      1,885,625
   1,500,000          5.800%, 07/01/21                                                      1,603,125
                   City and County of Honolulu                         NR/NR*
                     Multifamily Housing Revenue Bonds
                     (Cambridge Park Project) 1988 Series A,
   8,000,000          5.850%, 12/01/02                                                      8,130,000
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series A, FGIC
                     Insured,
   5,385,000          7.300%, 07/01/03                                                      6,172,556
   2,895,000          7.350%, 07/01/05                                                      3,455,906
   4,790,000          7.350%, 07/01/06                                                      5,807,875
   9,970,000          7.350%, 07/01/07                                                     12,275,563
   3,600,000          7.350%, 07/01/08                                                      4,477,500
   2,500,000          6.000%, 01/01/12                                                      2,875,000
   1,000,000          5.625%, 09/01/14                                                      1,081,250
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series B, FGIC
                     Insured,
   1,750,000          5.000%, 11/01/13                                                      1,804,688
   2,000,000          5.000%, 11/01/14                                                      2,050,000
   1,000,000          5.000%, 11/01/16                                                      1,017,500
   2,645,000          5.000%, 11/01/17                                                      2,684,675

                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series
                     1995, MBIA Insured,
   2,215,000          6.000%, 11/01/09                                                      2,552,788
   1,500,000          6.000%, 11/01/10                                                      1,734,375
   1,000,000          5.250%, 11/01/13                                                      1,043,750
   1,835,000          5.500%, 11/01/14                                                      1,947,394
   3,130,000          5.000%, 11/01/15                                                      3,180,863
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series
                     1994A, FGIC Insured,
   4,000,000          5.750%, 04/01/11                                                      4,510,000
   3,800,000          5.750%, 04/01/13                                                      4,289,250
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Bonds Series
                     1994B, FGIC Insured,
   2,030,000          6.100%, 06/01/11                                                      2,271,063
   4,650,000          6.125%, 06/01/13                                                      5,208,000
                   City and County of Honolulu Hawaii                 Aaa/AAA
                     General Obligation Bonds, Refunding
                     and Improvement Series, 1993A
                     Fixed Rate Bonds, FGIC Insured,
   5,825,000          6.000%, 01/01/11                                                      6,684,188
                   City and County of Honolulu Hawaii                 Aaa/AAA
                     General Obligation Bonds, Refunding and
                     Improvement Series, 1993B
                     Fixed Rate Bonds, FGIC Insured,
   9,800,000          5.500%, 10/01/11                                                     10,841,250
   1,050,000          6.000%, 12/01/15                                                      1,218,000
                   City and County of Honolulu, Hawaii                Aaa/AAA
                     General Obligation Water Bonds,
                     Series 1992, MBIA Insured,
   1,125,000          6.000%, 12/01/12                                                      1,302,188

                   City and County of Honolulu                         NR/NR*
                     Improvement District No. 261
                     (Halawa Business Park), Improvement
                     District Bonds,
     365,000          6.700%, 10/15/04                                                        407,888
     355,000          6.800%, 10/15/05                                                        402,038
     345,000          6.900%, 10/15/06                                                        390,281
                   City and County of Honolulu                        Aaa/AAA
                     Mortgage Revenue Refunding-FHA
                     District No. 221 Bonds MBIA FHA Insured
   2,925,000          7.800%, 07/01/24                                                      3,151,688
                   Kauai County General Obligation                      A/NR
                     Escrowed to Maturity Bonds,
     615,000          9.000%, 08/01/04                                                        773,363
     665,000          9.000%, 08/01/05                                                        859,513
                   County of Kauai, State of Hawaii                   Aaa/AAA
                     General Obligation Refunding Bonds,
                     1992 Series A,B & C, AMBAC Insured,
     930,000          5.250%, 08/01/01                                                        967,200
     330,000          5.450%, 08/01/03                                                        353,100
   1,030,000          5.450%, 08/01/03                                                      1,102,100
     435,000          5.900%, 08/01/08                                                        493,725
   1,355,000          5.900%, 08/01/08                                                      1,537,925
   1,300,000          5.950%, 08/01/10                                                      1,493,375
                   County of Kauai, State of Hawaii                   Aaa/AAA
                     General Obligation Refunding Bonds,
                     Series 1994A & 1994B, MBIA Insured,
     365,000          5.200%, 02/01/02                                                        380,969
     460,000          5.300%, 02/01/03                                                        486,450
     190,000          5.300%, 02/01/03                                                        200,925
     185,000          5.400%, 02/01/04                                                        197,950
     215,000          5.500%, 02/01/05                                                        233,006
     215,000          5.600%, 02/01/06                                                        234,081
   1,010,000          5.700%, 02/01/07                                                      1,102,163

                   Kauai County General Obligation                    Aaa/AAA
                     Public Improvement Bonds Series
                     1990 Pre-Refunded Bonds, AMBAC Insured,
   1,030,000          7.350%, 08/01/05                                                      1,105,963
   1,185,000          7.450%, 08/01/07                                                      1,275,356
   1,370,000          7.500%, 08/01/09                                                      1,474,463
   1,470,000          7.500%, 08/01/10                                                      1,582,088
                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation Refunding Bonds Series A,
                     MBIA Insured,
   1,075,000          6.000%, 06/01/15                                                      1,173,094
                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation Refunding Bonds 1995,
                     FGIC Insured,
     930,000          5.050%, 06/01/08                                                        976,500
     980,000          5.050%, 06/01/09                                                      1,024,100
   1,040,000          5.150%, 06/01/10                                                      1,086,800
   1,100,000          5.200%, 06/01/11                                                      1,146,750
   1,160,000          5.200%, 06/01/12                                                      1,203,500
   1,230,000          5.200%, 06/01/13                                                      1,273,050
   1,300,000          5.250%, 06/01/14                                                      1,343,875
   1,380,000          5.250%, 06/01/15                                                      1,421,400
                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation Refunding Bonds 1993
                     Series B, 1993 Series C, 1993
                     Series D, 1993 Series E,
                     FGIC Insured,
   1,815,000          5.000%, 09/01/07                                                      1,901,213
   2,125,000          5.000%, 09/01/08                                                      2,215,313
   1,000,000          5.000%, 09/01/09                                                      1,038,750
   1,000,000          5.000%, 09/01/10                                                      1,035,000
   3,000,000          5.125%, 12/15/11                                                      3,112,500
   1,245,000          5.750%, 01/01/13                                                      1,310,363
   1,045,000          5.125%, 12/15/13                                                      1,075,044

                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation 1997 Series A, FGIC Insured,
   1,130,000          5.250%, 09/01/13                                                      1,187,913
   1,265,000          5.250%, 09/01/15                                                      1,315,600
   1,335,000          5.250%, 09/01/16                                                      1,385,063
                   County of Maui, Hawaii General                     Aaa/AAA
                     Obligation 1998 Series A, FGIC Insured,
   1,200,000          5.125%, 03/01/14                                                      1,243,500
   1,050,000          5.125%, 03/01/16                                                      1,080,188
   2,590,000          5.250%, 03/01/18                                                      2,680,650
                   Maui County Water System                           Aaa/AAA
                     Revenue Pre-Refunded Bonds, FGIC Insured,
   1,150,000          6.100%, 12/01/02                                                      1,240,563
   1,225,000          6.200%, 12/01/03                                                      1,324,531
   1,300,000          6.300%, 12/01/04                                                      1,408,875
   1,390,000          6.400%, 12/01/05                                                      1,511,625
   1,280,000          6.500%, 12/01/06                                                      1,395,200
   1,250,000          6.600%, 12/01/07                                                      1,365,625
   1,500,000          6.650%, 12/01/08                                                      1,642,500
   1,470,000          6.650%, 12/01/09                                                      1,609,650
   1,860,000          6.700%, 12/01/10                                                      2,039,025
   1,560,000          6.700%, 12/01/11                                                      1,710,150
                   Department of Budget and Finance of the State of    NR/AA-
                     Hawaii Special Purpose Revenue Bonds
                     (Citizens Utilities Company Project),
   3,400,000          6.900%, 11/01/15                                                      3,527,500
   5,000,000          6.600%, 07/01/22                                                      5,350,000
                   Department of Budget and Finance of the State of   Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Lutheran
                     Good Samaritan Society Project), AMBAC Insured,
   1,880,000          4.700%, 11/01/06                                                      1,934,050

                  Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric Company, Inc.
                     Series A), MBIA Insured,
   5,000,000          5.650%, 10/01/27                                                     5,443,750
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Queens Health System,
                     Series B), MBIA Insured,
   8,000,000          5.250%, 07/01/23                                                      8,280,000
                   Department of Budget and Finance of                Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Evangelical Lutheran Good
                     Samaritan Society), Refunding Series 1993,
                     AMBAC Insured,
     700,000          4.400%, 11/01/01                                                        711,375
     730,000          4.500%, 11/01/02                                                        743,688
                   Department of Budget and Finance of the State of   Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Light Company, Inc. Project),
                     MBIA Insured,
   5,600,000          7.200%, 12/01/14                                                      5,955,152
                   Department of Budget and Finance of the State of   Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Co., Inc., and Subsidiaries
                     Projects), Series 1995A, MBIA Insured,
  13,000,000          6.600%, 01/01/25                                                     14,592,500
                   Department of Budget and Finance of the State of     A3/A
                     Hawaii Special Purpose Revenue Bonds
                     (Kaiser-Permanente Medical Care Program),
   3,565,000          6.500%, 03/01/11                                                      3,801,181
   4,500,000          6.250%, 03/01/21                                                      4,758,750

                   Department of Budget and Finance of the State of   Aaa/AAA
                     Hawaii Special Purpose Revenue (Kapiolani
                     Health Care System) Series 1993, MBIA Insured,
   1,000,000          6.300%, 07/01/08                                                      1,107,500
   6,000,000          6.400%, 07/01/13                                                      6,697,500
                   Department of Budget and Finance of the State of   Aaa/AAA
                     Hawaii Special Purpose Revenue (Kapiolani
                     Health Care System) Series 1996, MBIA Insured,
   1,000,000          6.000%, 07/01/11                                                      1,116,250
   1,000,000          6.200%, 07/01/16                                                      1,125,000
   1,000,000          6.250%, 07/01/21                                                      1,121,250
                   Department of Budget and Finance of the State of   Aaa/AAA
                     Hawaii Special Purpose Revenue Pre-Refunded
                     Bonds - Kapiolani Health Care System
                     (Pali Momi Medical Center Project), Series 1991,
   3,000,000          7.600%, 07/01/10                                                      3,352,500
  11,200,000          7.650%, 07/01/19                                                     12,530,000
                   Department of Budget and Finance of the State of    Aa3/AA
                     Hawaii Special Purpose Revenue Bonds
                     (The Queen's Health System), Series A,
   4,000,000          6.050%, 07/01/16                                                      4,380,000
   8,625,000          6.000%, 07/01/20                                                      9,379,688
   3,500,000          5.750%, 07/01/26                                                      3,701,250
                   Department of Budget and Finance of the State of   Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds
                     (St. Francis Medical Centers), Refunding
                     Series 1992, FSA Insured,
  20,000,000          6.500%, 07/01/22                                                     21,975,000
                   Department of Hawaiian Home Lands                   NR/NR*
                     (State of Hawaii) Revenue Bonds, Series 1991,
     700,000          6.900%, 07/01/99                                                        713,447
     745,000          7.000%, 07/01/00                                                        781,319
     800,000          7.100%, 07/01/01                                                        857,000
     855,000          7.200%, 07/01/02                                                        930,881

     915,000          7.300%, 07/01/03                                                        997,350
     985,000          7.400%, 07/01/04                                                      1,074,881
   1,055,000          7.500%, 07/01/05                                                      1,152,588
   1,135,000          7.550%, 07/01/06                                                      1,239,988
   1,225,000          7.600%, 07/01/07                                                      1,336,781
   1,415,000          7.650%, 07/01/09                                                      1,537,044
   1,520,000          7.650%, 07/01/10                                                      1,649,200
   1,640,000          7.650%, 07/01/11                                                      1,777,350
                   Department of Transportation of the State of Hawaii NR/A-
                     Special Facility Revenue Bonds (Matson Terminals,
                     Inc.), Refunding Series 1993,
  11,875,000          5.750%, 03/01/13                                                     12,557,813
                   Housing Finance and Development Corporation       Aaa/AAA
                     (State of Hawaii) University of Hawaii Faculty
                     Housing Project, AMBAC Insured,
   2,125,000          5.650%, 10/01/16                                                      2,257,813
   4,000,000          5.700%, 10/01/25                                                      4,245,000
                   Housing Finance and Development Corporation         A1/NR
                     (State of Hawaii) Rental Housing System Revenue
                     Bonds of 1993 Series A,
   2,000,000          5.600%, 07/01/12                                                      2,087,500
   3,000,000          5.700%, 07/01/18                                                      3,108,750
                   Housing Finance and Development Corporation         Aa1/AA
                     (State of Hawaii) Single Family Mortgage
                     Purchase Revenue Bonds, Series B
   4,805,000          7.000%, 07/01/31                                                      5,171,381
                   Housing Finance and Development Corporation         Aa1/AA
                     (State of Hawaii) Single Family Mortgage Purchase
                     Revenue Bonds, AMT-Series A
   8,295,000          6.000%, 07/01/26                                                      8,647,538

                   Housing Finance and Development Corporation         Aa1/AA
                     (State of Hawaii) Single Family Mortgage
                     Purchase Revenue Bonds of 1994 Series A & B,
   2,500,000          5.700%, 07/01/13                                                    2,609,375
  16,750,000          5.850%, 07/01/17                                                     17,482,813
                   Housing Finance and Development Corporation         Aa1/AA
                     (State of Hawaii) Single Family Mortgage Purchase
                     Revenue Bonds of 1997 Series A, FNMA Insured,
  19,735,000          5.750%, 07/01/30                                                     20,623,075
                   Housing Finance and Development Corporation         Aa1/AA
                     (State of Hawaii) Single Family Mortgage Purchase
                     Revenue Bonds of 1997 Series B, FNMA Insured,
   9,350,000          5.450%, 07/01/17                                                      9,677,250
                   Housing Finance and Development Corporation         Aa1/AA
                     (State of Hawaii) Single Family Mortgage Purchase
                     Revenue Bonds of 1998 Series B, FNMA Insured,
   6,800,000          5.300%, 07/01/28                                                      6,893,500
                   Housing Finance and Development Corporation         Aa1/AA
                     (State of Hawaii) Single Family Mortgage Purchase
                     Revenue Bonds of 1998, AMT-Series A,
                     FNMA Insured,
   4,285,000          5.400%, 07/01/30                                                      4,354,631
                   County of Hawaii, Hawaii General                   Aaa/AAA
                     Obligation Bonds Refunding and
                     Improvement Series 1993A, FGIC Insured,
   1,000,000          5.200%, 05/01/04                                                      1,062,500
   2,700,000          5.450%, 05/01/07                                                      2,956,500
   3,170,000          5.500%, 05/01/08                                                      3,490,963
   2,500,000          5.550%, 05/01/09                                                      2,771,875
   4,905,000          5.600%, 05/01/11                                                      5,456,813
   1,000,000          5.600%, 05/01/12                                                      1,112,500
   1,000,000          5.600%, 05/01/13                                                      1,113,750

                   County of Hawaii, Hawaii Public  Improvement       Aaa/AAA
                     Bonds of 1996 Series A FGIC Insured,
   1,440,000          4.500%, 02/01/05                                                      1,481,400
   1,900,000          5.000%, 02/01/11                                                      1,978,375
   1,970,000          5.100%, 02/01/12                                                      2,051,263
   2,205,000          5.200%, 02/01/14                                                      2,293,200
   2,440,000          5.200%, 02/01/16                                                      2,519,300
                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Bonds (Kakaako Community
                     Development District Improvement District 3),
     160,000          7.000%, 07/01/99                                                        163,424
     995,000          7.300%, 07/01/04                                                      1,075,844
   1,490,000          7.400%, 07/01/10                                                      1,609,200
                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Refunding Bonds
                     (Kakaako Community Development
                     District Improvement District 1),
     235,000          4.700%, 07/01/99                                                        236,137
     245,000          4.850%, 07/01/00                                                        248,063
     255,000          5.000%, 07/01/01                                                        260,738
     270,000          5.100%, 07/01/02                                                        278,100
     280,000          5.200%, 07/01/03                                                        290,500
     300,000          5.300%, 07/01/04                                                        313,125
     230,000          5.400%, 07/01/05                                                        241,788
                   Hawaii Community Development Authority              NR/NR*
                     Improvement District Refunding Bonds
                     (Kakaako Community Development
                     District Improvement District 2),
     315,000          4.700%, 07/01/99                                                        316,525
     325,000          4.850%, 07/01/00                                                        329,063
     345,000          5.000%, 07/01/01                                                        352,763
     355,000          5.100%, 07/01/02                                                        365,650
     375,000          5.200%, 07/01/03                                                        390,469
     395,000          5.300%, 07/01/04                                                        412,281
     420,000          5.400%, 07/01/05                                                        441,525
     435,000          5.500%, 07/01/06                                                        458,381
     465,000          5.600%, 07/01/07                                                        492,900
     390,000          5.700%, 07/01/08                                                        411,938
                   State of Hawaii Airport System                     Aaa/AAA
                     Revenue Bonds, MBIA Insured,
   1,150,000          5.250%, 07/01/00                                                      1,180,188
   6,455,000          6.900%, 07/01/12                                                      7,810,550
   3,000,000          7.000%, 07/01/18, FGIC Insured                                        3,288,750
   4,025,000          7.000%, 07/01/18                                                      4,412,406
   1,000,000          6.750%, 07/01/21                                                      1,085,000
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds, FGIC Insured,
   2,000,000          5.750%, 01/01/11                                                      2,250,000
   3,700,000          6.000%, 10/01/11                                                      4,273,500
   3,500,000          6.000%, 10/01/12                                                      4,046,875
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1997, Series CP, FGIC Insured,
   4,195,000          5.000%, 10/01/14                                                      4,299,875
   3,000,000          5.000%, 10/01/15                                                      3,060,000
   1,000,000          5.000%, 10/01/16                                                      1,017,500
   7,195,000          5.000%, 10/01/17                                                      7,302,925
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1998, Series CR, MBIA Insured,
   5,000,000          5.000%, 04/01/16                                                      5,087,500
                     State of Hawaii General Obligation               Aaa/AAA
                     Bonds of 1996, Series CM, FGIC Insured,
   3,000,000          6.500%, 12/01/15                                                     3,656,250
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1997, Series CN, FGIC Insured,
   5,950,000          5.250%, 03/01/15                                                      6,180,563
   7,000,000          5.500%, 03/01/16                                                      7,787,500
   1,000,000          5.250%, 03/01/17                                                      1,035,000
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1995, Series CK, FGIC Insured,
   3,000,000          5.600%, 09/01/14                                                      3,296,250
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1998, Series CR, MBIA Insured,
  12,000,000          5.000%, 04/01/17                                                     12,195,000
                   State of Hawaii General Obligation                 Aaa/AAA
                     Bonds of 1995, Pre-Refunded, Series CJ,
                     FGIC Insured,
   3,500,000          6.250%, 01/01/14                                                      3,941,875
   5,000,000          6.250%, 01/01/15                                                      5,631,250
                   State of Hawaii General Obligation                 Aaa/AAA
                     Refunding Bonds of 1993, Series CH,
                     FGIC Insured,
   5,000,000          6.000%, 11/01/07                                                      5,706,250
   3,390,000          6.000%, 11/01/08                                                      3,885,788
                   State of Hawaii General Obligation                 Aaa/AAA
                     Refunding Bonds of 1993, Series CH,
                     FGIC Insured,
   2,305,000          6.000%, 03/01/11                                                      2,650,750
                   State of Hawaii Harbor Capital                     Aaa/AAA
                     Improvements Revenue Bonds, MBIA Insured,
   2,205,000          6.200%, 07/01/08                                                      2,408,963
   3,850,000          5.750%, 07/01/17                                                      4,172,438
                   State of Hawaii Harbor Capital                     Aaa/AAA
                     Improvements Revenue Bonds, MBIA Insured,
  14,000,000          7.250%, 07/01/10                                                     15,032,500
   1,200,000          7.000%, 07/01/17                                                      1,284,000
                   State of Hawaii Harbor Revenue Bonds,              Aaa/AAA
                     Series 1992, FGIC Insured,
   3,850,000          6.500%, 07/01/19                                                      4,230,188
                   State of Hawaii Harbor Revenue Bonds,              Aaa/AAA
                     Refunding Series 1993, FGIC Insured,
   1,260,000          6.050%, 07/01/04                                                      1,389,150
   1,225,000          6.150%, 07/01/05                                                      1,356,688

                   State of Hawaii Harbor Revenue Bonds,              Aaa/AAA
                     Series of 1994, FGIC Insured,
   1,000,000          6.250%, 07/01/09                                                      1,121,250
   1,000,000          6.250%, 07/01/10                                                      1,115,000
   3,725,000          6.250%, 07/01/15                                                      4,116,125
  10,180,000          6.375%, 07/01/24                                                     11,312,525
                   State of Hawaii Highway Revenue                    Aaa/AAA
                     Bonds Series 1993, FGIC Insured,
   4,000,000          4.875%, 07/01/07                                                      4,170,000
   3,900,000          5.000%, 07/01/08                                                      4,056,000
   2,255,000          5.000%, 07/01/09                                                      2,336,720
   4,575,000          5.000%, 07/01/10                                                      4,723,688
   2,220,000          5.000%, 07/01/11                                                      2,281,050
   3,850,000          5.000%, 07/01/12                                                      3,946,250
   2,750,000          5.000%, 07/01/13                                                      2,791,250
   1,000,000          5.000%, 07/01/16                                                      1,012,500
                   State of Hawaii Highway Revenue                    Aaa/AAA
                     Bonds Series 1996, FGIC Insured,
   3,705,000          5.600%, 07/01/13                                                      4,001,400
   2,000,000          5.250%, 07/01/16                                                      2,070,000
                   State of Hawaii Highway Revenue                     NR/AAA
                     Bonds Series 1996, MBIA-IBC Insured,
   1,000,000          5.250%, 07/01/16                                                      1,035,000
                     Total Hawaii                                                         639,124,397

                   GUAM (0.2%)
                   Government of Guam Ltd.                            Aaa/AAA
                     Water System Revenue Bonds,
                     FSA Insured,
   1,500,000          7.000%, 07/01/09                                                      1,581,720
                     Total Guam                                                             1,581,720

                   PUERTO RICO (0.6%)
                   Puerto Rico Electric Power Authority               Aaa/AAA
                     Power Revenue Bonds,
                     FSA Insured,
   1,000,000          4.750%, 07/01/21                                                        985,000
                   Puerto Rico Electric Power Authority               Aaa/AAA
                     Power Revenue Bonds, Series DD
                     MBIA-IBC Insured,
   2,700,000          5.000%, 07/01/28                                                      2,727,000
                     Total Puerto Rico                                                      3,712,000

                   Total Investments (cost $595,479,219**)     98.0%                      644,418,117
                   Other assets in excess of liablilities       2.0                        12,904,859
                   Net Assets                                 100.0%                     $657,322,976


                    * Any security not rated has been determined by the
                      Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                   ** Cost for Federal tax purposes is identical

                              PORTFOLIO ABBREVIATIONS:
                   AMBAC    American Municipal Bond Assurance Corp.
                   FSA      Financial Security Assurance Co.
                   FGIC     Financial Guaranty Insurance Co.
                   FHA      Federal Housing Administration
                   FNMA     Federal National Mortgage Association
                   MBIA     Municipal Bond Investors Assurance Corp.


See accompanying notes to financial statements

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS
    Investments at value (cost $595,479,219)                   $ 644,418,117
    Cash                                                           3,834,401
    Interest receivable                                           10,255,441
    Receivable for Trust shares sold                                 244,366
    Other assets                                                       9,842
    Total assets                                                 658,762,167

LIABILITIES
    Dividends payable                                                603,130
    Distribution fees payable                                        342,740
    Adviser and Administrator fees payable                           214,913
    Payable for Trust shares redeemed                                198,583
    Accrued expenses                                                  79,825
    Total liabilities                                              1,439,191

NET ASSETS                                                     $ 657,322,976

    Net Assets consist of:
    Capital Stock, no par value, authorized an unlimited
       number of shares                                        $ 603,177,991
    Undistributed net realized gain on investments                 3,213,617
    Undistributed net investment income                            1,992,470
    Net unrealized appreciation on investments                    48,938,898
                                                               $ 657,322,976

CLASS A
    Net Assets                                                 $ 646,817,035
    Capital shares outstanding                                    54,623,976
    Net asset value and redemption price per share             $       11.84
    Offering price per share (100/96 of $11.84 adjusted
       to nearest cent)                                        $       12.33

CLASS C
    Net Assets                                                 $   8,412,498
    Capital shares outstanding                                       710,768
    Net asset value and offering price per share               $       11.84
    Redemption price per share (*generally, a charge of
      1% is imposed on the proceedsof shares redeemed
      during the first 12 months after purchase.)              $       11.84*

CLASS Y
    Net Assets                                                 $   2,093,443
    Capital shares outstanding                                       176,568
    Net asset value, offering and redemption price per share   $       11.86

See accompanying notes to financial statements

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Interest income                                                  $18,049,364

Expenses:
 Investment Adviser fees (note 3)                     $  456,443
 Administrator fees (note 3)                             847,684
 Distribution and service fees (note 3)                  681,050
 Transfer and shareholder servicing agent fees           165,000
 Trustees' fees and expenses                             100,000
 Shareholders' reports and proxy statements               42,000
 Legal fees                                               40,000
 Custodian fees                                           28,000
 Registration fees and dues                               18,000
 Audit and accounting fees                                17,000
 Insurance                                                 6,000
 Miscellaneous                                            27,862
                                                       2,429,039

 Expenses paid indirectly (note 7)                      (98,962)
   Net expenses                                                     2,330,077
   Net investment income                                           15,719,287

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from securities transactions        3,213,617
 Change in unrealized appreciation on investments      6,450,618

 Net realized and unrealized gain on investments                    9,664,235
 Net increase in net assets resulting from operations             $25,383,522

See accompanying notes to financial statements

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                SIX MONTHS         YEAR ENDED
                                                ENDED SEPTEMBER    MARCH
                                                30, 1998           31, 1998
OPERATIONS:
Net investment income                           $  15,719,287  $   32,660,069
Net realized gain from securities transactions      3,213,617       3,486,866
Change in unrealized appreciation on investments    6,450,618      22,640,184
  Change in net assets resulting from operations   25,383,522      58,787,119

DISTRIBUTIONS TO SHAREHOLDERS (note 6):
Class A Shares:
Net investment income, tax-exempt                 (15,522,789)   (29,979,152)
Distributions in excess of net investment income     (109,721)          -
Net realized gain on investments                         -        (3,442,638)

Class C Shares:
Net investment income, tax-exempt                    (153,908)      (217,304)
Distributions in excess of net investment income       (1,922)          -
Net realized gain on investments                         -           (37,620)

Class Y Shares:
Net investment income, tax-exempt                     (42,590)       (19,583)
Distributions in excess of net investment income         (299)          -
Net realized gain on investments                         -            (6,608)
Change in net assets from distributions           (15,831,229)   (33,702,905)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold                           20,242,211     48,300,227
Reinvested dividends and distributions               8,146,164     17,263,035
Cost of shares redeemed                           (37,040,920)   (80,580,151)
  Change in net assets from capital share
    transactions                                   (8,652,545)   (15,016,889)
  Change in net assets                                 899,748     10,067,325

NET ASSETS:
Beginning of period                                656,423,228    646,355,903
End of period                                    $ 657,322,976  $ 656,423,228

See accompanying notes to financial statements

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1.  ORGANIZATION

          Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 1998, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          Management affairs of the Trust are conducted through two separate management arrangements.

          Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% of the net assets of the Trust.

          The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.

          Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1998.

          For the six months ended September 30, 1998, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $456,443 and $847,684, respectively.

b) DISTRIBUTION AND SERVICE FEES:

          The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 1998, service fees on Class A Shares amounted to $642,708, of which the Distributor received $35,462.

          Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 1998, amounted to $28,757. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified

Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 1998, amounted to $9,585. The total of these payments made with respect to Class C Shares amounted to $38,342, of which the Distributor received $21,004.

          Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 1998, the Distributor received commissions of $41,714 on sales of Class A Shares.

4.  PURCHASES AND SALES OF SECURITIES

          During the six months ended September 30, 1998, purchases of securities and proceeds from the sales of securities aggregated $54,086,771 and $52,366,873, respectively.

          At September 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $48,938,898 for a net unrealized appreciation of $48,938,898 on sales of Class A Shares. There are no securities in which there is an excess of tax cost over market value.

5.  PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.  DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

7.  EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                SIX MONTHS ENDED            YEAR ENDED
                               SEPTEMBER 30, 1998          MARCH 31, 1998
                               SHARES      AMOUNT        SHARES       AMOUNT
CLASS A SHARES:
 Proceeds from shares sold   1,505,962  $ 17,564,509    3,752,188  $ 43,271,862
 Reinvested distributions      687,790     8,034,772    1,480,881    17,114,154
 Cost of shares redeemed    (3,095,787)  (36,114,787)  (6,777,819)  (78,338,324)
   Net change                 (902,035)  (10,515,506)  (1,544,750)  (17,952,308)

CLASS C SHARES:
 Proceeds from shares sold     164,900     1,925,202      327,859     3,780,103
 Reinvested distributions        6,843        79,914       10,794       123,070
 Cost of shares redeemed       (79,510)     (926,133)    (198,156)   (2,241,827)
   Net change                   92,233     1,078,983      140,497     1,661,346

CLASS Y SHARES:
 Proceeds from shares sold      64,455       752,500      107,201     1,248,262
 Reinvested distributions        2,695        31,478        2,207        25,811
 Cost of shares redeemed             -             -            -             -
   Net change                   67,150       783,978      109,408     1,274,073
Total transactions in Trust
   shares                     (742,652) $ (8,652,545)  (1,294,845) $(15,016,889)

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    Class A(1)
                                            Six Months
                                            Ended Sept.                         Year ended March 31,
                                            30, 1998        1998         1997         1996         1995         1994
Net Asset Value, Beginning of Period           $11.67       $11.23      $11.31       $11.13       $11.19       $11.60

Income from Investment Operations:
    Net investment income                        0.28         0.57       0.59         0.61         0.62         0.63
    Net gain (loss) on securities (both
        realized and unrealized)                 0.17         0.46      (0.08)        0.18        (0.01)       (0.38)
    Total from Investment Operations             0.45         1.03       0.51         0.79         0.61         0.25

Less Distributions (note 6):
    Dividends from net investment income        (0.28)       (0.54)     (0.58)       (0.61)       (0.62)       (0.63)
    Distributions from capital gains                -        (0.05)     (0.01)           -        (0.05)       (0.03)
    Total Distributions                         (0.28)       (0.59)     (0.59)       (0.61)       (0.67)       (0.66)

Net Asset Value, End of Period                 $11.84       $11.67     $11.23       $11.31       $11.13       $11.19

Total Return (not reflecting sales
    charge)(%)                                   3.95+        9.37       4.67         7.16         5.75         2.01

Ratios/Supplemental Data
    Net Assets, End of Period
        ($ thousands)                         646,817      647,930     640,989      659,925      642,556      640,465
    Ratio of Expenses to Average Net
        Assets (%)                               0.71*        0.72       0.73         0.72         0.75         0.74
    Ratio of Net Investment Income to
        Average Net Assets (%)                   4.83*        4.97       5.12         5.32         5.65         5.46
    Portfolio Turnover Rate (%)                     8+           9          9           28           33           16

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset for uninvested cash balances would have been:
    Net Investment Income ($)                    0.28         0.57       0.59         0.61         0.62         0.63
    Ratio of Expenses to Average Net
        Assets (%)                               0.74*        0.73       0.75         0.73         0.77         0.76
    Ratio of Net Investment Income to
        Average Net Assets (%)                   4.80*        4.96       5.11         5.31         5.63         5.44


     (1) Designated as Class A Shares on April 1, 1996.
      +  Not annualized.
      *  Annualized.

See accompanying notes to financial statements




FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         Class C(1)                             Class Y(1)
                                           Six Months                               Six Months
                                              Ended       Year Ended March 31,         Ended       Year Ended March 31,
                                         Sept. 30, 1998      1998         1997    Sept. 30, 1998      1998         1997
Net Asset Value, Beginning of Period          $11.66       $11.23       $11.31         $11.68       $11.24       $11.31

Income from Investment Operations:
    Net investment income                       0.24         0.48         0.46           0.29         0.67         0.74
    Net gain (loss) on securities (both
        realized and unrealized)                0.18         0.45        (0.08)          0.19         0.45        (0.07)
    Total from Investment Operations            0.42         0.93         0.38           0.48         1.12         0.67

Less Distributions (note 6):
    Dividends from net investment income       (0.24)       (0.45)       (0.45)         (0.30)       (0.63)       (0.73)
    Distributions from capital gains               -        (0.05)       (0.01)             -        (0.05)       (0.01)
    Total Distributions                        (0.24)       (0.50)       (0.46)         (0.30)       (0.68)       (0.74)

Net Asset Value, End of Period                $11.84       $11.66       $11.23         $11.86       $11.68       $11.24

Total Return (not reflecting sales
    charge)                                     3.63+        8.40         3.41           4.14+       10.24         6.14

Ratios/Supplemental Data
    Net Assets, End of Period
        ($ thousands)                          8,412        7,215        5,367          2,093        1,278          0.1
    Ratio of Expenses to Average Net
        Assets (%)                              1.50*        1.51         1.51           0.51*        0.51         0.53
    Ratio of Net Investment Income to
        Average Net Assets (%)                  4.01*        4.12         4.06           5.03*        5.03         4.92
    Portfolio Turnover Rate (%)                    8+           9            9              8+           9            9

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset for uninvested cash balances would have been:
    Net Investment Income ($)                   0.23         0.48         0.46           0.29         0.67         0.74
    Ratio of Expenses to Average Net
        Assets (%)                              1.53*        1.52         1.53           0.54*        0.52         0.55
    Ratio of Net Investment Income to
        Average Net Assets (%)                  3.98*        4.11         4.04           5.00*        5.02         4.94


     (1) New Class of Shares established on April 1, 1996.
      +  Not annualized.
      *  Annualized.

See accompanying notes to financial statements

SHAREHOLDER MEETING RESULTS (UNAUDITED)

            The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 10, 1998. The holders of shares representing 72% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

                                     Number of Votes:                                       Number of Votes:

   TRUSTEE                   FOR               WITHHELD        TRUSTEE             FOR               WITHHELD
   Lacy B. Herrmann          461,201,536.31    8,503,969.01    Stanley W. Hong     463,380,444.08    6,325,061.24
   Vernon R. Alden           462,280,847.93    7,424,657.39    Theodore T. Mason   463,350,498.86    6,355,006.46
   Arthur K. Carlson         462,879,159.23    6,826,346.09    Russell K. Okata    463,393,129.37    6,312,387.63
   William M. Cole           462,894,131.84    6,811,373.48    Douglas Philpotts   463,171,644.44    6,309,715.19
   Thomas W. Courtney        463,269,158.96    6,436,346.36    Oswald K. Stender   463,254,139.69    6,343,978.34
   Richard W. Gushman, II    463,156,123.34    6,549,381.98

2. To ratify the selection of KPMG Peat Marwick LLP as the Trust's independent auditors.

                  Number of Votes:
    FOR               AGAINST         ABSTAIN
    461,204,206.23    1,713,250.81    6,788,024.94


PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust at the beginning of the year 2000 are ready.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring the progress of its suppliers, and currently see no significant cause for alarm with respect to any of the Trust's suppliers.

            Unfortunately, as you can well understand, we cannot guarantee matters beyond our control, including supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

            We will continue to keep you up-to-date through future communications.